COLONIAL MUNICIPAL MONEY MARKET FUND  Annual report
June 30, 1998

                             [Picture of building]




                                NOT FDIC INSURED

                                 MAY LOSE VALUE

                               NO BANK GUARANTEE

                 COLONIAL MUNICIPAL MONEY MARKET FUND HIGHLIGHTS
                           JULY 1, 1997 - JUNE 30,1998

INVESTMENT OBJECTIVE: Colonial Municipal Money Market Fund seeks maximum current income exempt from federal income tax by investing principally in a diversified portfolio of short-term municipal securities.

STRATEGY: The Fund pursues its objective by investing all of its assets in the SR&F Municipal Money Market Portfolio (Portfolio), a municipal money market fund with the same investment objective as the Fund.

PORTFOLIO MANAGER COMMENTARY: "Without a significant change in the economy warranting an increase in interest rates by the Federal Reserve Board, we maintained the Portfolio's neutral stance. Early in the period we invested in some longer-maturity securities, particularly tax-exempt bonds, that had maturities of nearly one year. Attractive one-year notes were more difficult to find this year since municipal issuers had less of a need to borrow due to the strong economy. Consequently, the restricted supply drove up prices and decreased the yield offered by these issues. Since the issues were so expensive, we did not purchase as many as we would have liked. We were able, however, to take advantage of attractive rates on longer-term notes and bonds while keeping the average maturity short enough to provide flexibility in an uncertain climate."

                                                               -- Ronnie Wallace

                COLONIAL MUNICIPAL MONEY MARKET FUND PERFORMANCE

                                                        CLASS A     CLASS B    CLASS C
     Inception dates                                    6/16/87     5/5/92     8/1/97
     Distributions declared per share                    $0.030     $0.023     $0.024
     7-day yields on 6/30/98(1)                            2.87%      1.86%      2.47%
     7-day taxable-equivalent yields on 6/30/98(2)         4.75%      3.08%      4.09%
     30-day yields on 6/30/98(1)                           2.96%      1.94%      2.55%


PORTFOLIO BREAKDOWN(3)
(as of 6/30/98)

Variable Rate Notes .........  68.9%
Tax-Exempt Bonds ............  15.5%
Other Tax Exempts ...........   5.2%
Tax Anticipation Notes ......   4.6%
Put Bonds ...................   4.3%
Commercial Paper ............   1.5%


PORTFOLIO MATURITY(3)
(as of 6/30/98)

   0 - 29 days ..............  71.5%
  30 - 89 days ..............   3.7%
  90 - 179 days .............   6.5%
 180 - 299 days .............   7.3%
 300 - 375 days .............  11.0%


(1)If the Distributor or Administrator had not waived or borne certain Fund expenses, the 7-day and 30-day yields would have been 2.30% and 2.05% for Class A shares, 1.29% and 1.04% for Class B shares and 1.30% and 1.05% for Class C shares, respectively.
(2)Taxable-equivalent yields are based on the 39.6% federal income tax rate.
(3)Portfolio breakdown and maturity weightings are calculated as a percentage of total market value of the investment portfolio. Because it is actively managed, there can be no guarantee the portfolio will continue to hold or invest in these securities in the future.
An investment in the Fund is not insured or guaranteed by the U.S. government. There can be no assurance that the $1.00 net asset value per share will be maintained.

                               PRESIDENT'S MESSAGE              [PHOTO]
                              TO FUND SHAREHOLDERS

In June 1998, Harold Cogger retired as president of Colonial Municipal Money Market Fund. I would like to take this opportunity to thank him for his guidance over the past few years and wish him well. As the new president of the Fund, I am pleased to present the annual report for Colonial Municipal Money Market Fund for the 12-month period ended June 30, 1998.

A variety of factors caused interest rates to seesaw during the period, as different sectors of the economy provided mixed signals to investors. The economic turmoil in Southeast Asia, its potential to slow U.S. economic growth and the possibility of interest rate increases by the Federal Reserve Board
(Fed) were strong contributors to volatility. With hints that growth might slow, investors' fear of inflation was reduced. As interest rates dropped, money market securities finished on a positive note.

The tax-exempt market in which the Fund invests showed a similar pattern. In addition to the trends mentioned above, supply and demand factors contributed towards rising and declining prices during the period. The yield spread among different money market instruments was narrow, and investors did not benefit by assuming the additional risk. In this environment, the Fund maintained its neutral position.

Overall, our long-term economic outlook remains positive. We expect that low inflation and modest economic growth will continue. Unresolved issues in the Pacific Rim should keep the U.S. economy from growing too fast. We believe that short-term interest rates will remain unchanged until the Fed is convinced the economy is slowing.

For investors seeking a relatively stable environment for their investment dollars and the potential for competitive, tax-exempt income, Colonial Municipal Money Market Fund remains a sensible option for their investment portfolio.

Thank you for choosing Colonial Municipal Money Market Fund and for giving us the opportunity to serve your investment needs.

Respectfully,

/s/ Stephen E. Gibson
-------------------------------
Stephen E. Gibson
President
August 11, 1998


Because economic and market conditions change frequently, there can be no assurance that the trends described here will continue.


[Picture of Stephen E. Gibson]

                      SR&F MUNICIPAL MONEY MARKET PORTFOLIO
                              INVESTMENT PORTFOLIO
                          JUNE 30, 1998 (IN THOUSANDS)

        MUNICIPAL SECURITIES - 102.6%                                                     PAR           VALUE
        --------------------------------------------------------------------------------------------------------
        ARIZONA - 0.9%
        Maricopa County Industrial Development Authority
         Multi-Family Housing Revenue (Vista Ventana
         Apartments Project, gtd. by FNMA)
         VRDB 3.650% (a)                                                             $   1,200         $   1,200
                                                                                                       ---------

        --------------------------------------------------------------------------------------------------------
        ARKANSAS - 5.6%
        Clark County Solid Waste Disposal Revenue
         (Reynolds Metals Project, LOC SunTrust
         Bank) VRDB 3.650% (a)                                                           3,000             3,000
        Pulaski County Public Facilities Board Multi-Family
         Revenue (Chenel Park Apartments Project,
         LOC PNC Bank Kentucky) VRDB 3.800% (a)                                          4,400             4,400
                                                                                                       ---------
                                                                                                           7,400
                                                                                                       ---------

        --------------------------------------------------------------------------------------------------------
        CALIFORNIA - 1.5%
        California Schools Cash Reserve Program Authority
         Revenue Notes Series A (AMBAC Insured, gtd.
         by Trinity Funding GIC) 4.750% 7/2/98                                             500               500
        Los Angeles County GO TRAN Series 98-99A
         4.500% 6/30/99                                                                  1,000             1,008
        Los Angeles Unified School District GO TRAN
         Series 97-98 4.500% 7/1/98                                                        500               500
                                                                                                       ---------
                                                                                                           2,008
                                                                                                       ---------

        --------------------------------------------------------------------------------------------------------
        COLORADO - 1.7%
        Colorado Health Facilities Authority Revenue
         (AMC Cancer Research Center, LOC U.S. Bank)
         Series B Variable Rate 3.750% Optional Put 1/15/99                              1,000             1,000
        Denver Airport Revenue Series A (LOC Bayerische
         Landesbank Girozentrale) Variable Rate
         3.850% Mandatory Put 7/13/98 (a)                                                1,000             1,000
        East Grand County School District No. 2 GO
         (AMBAC Insured) 3.700% 12/1/98                                                    230               230
                                                                                                       ---------
                                                                                                           2,230
                                                                                                       ---------

        --------------------------------------------------------------------------------------------------------
        DELAWARE - 2.3%
        Delaware  Economic Development Authority IDR
         (Star Enterprise, Delaware Clean Power Project,
         LOC Canadian Imperial Bank) Series C
         VRDB 3.650% (a)                                                                 3,000             3,000
                                                                                                       ---------

                       Investment Portfolio/June 30, 1998
        --------------------------------------------------------------------------------------------------------
        DISTRICT OF COLUMBIA - 1.6%
        District of Columbia (American University, LOC
         National Westminster Bank) VRDB 3.600%                                     $    1,100         $   1,100
        District of Columbia GO TRAN Series 98C (LOC
         Union Bank of Switzerland) 5.000% 9/30/98                                       1,000             1,003
                                                                                                       ---------
                                                                                                           2,103
                                                                                                       ---------

        --------------------------------------------------------------------------------------------------------
        FLORIDA - 1.5%
        Dade County GO (FGIC Insured) 6.500% 11/1/98                                     1,045             1,054
        Putman County Development Authority PCR
         (Seminole Electric Cooperative Project, gtd. by
         National Rural Utilities Cooperative Finance)
         Variable Rate 3.650% Optional Put 12/15/98                                      1,000             1,000
                                                                                                       ---------
                                                                                                           2,054
                                                                                                       ---------

        --------------------------------------------------------------------------------------------------------
        GEORGIA - 2.0%
        Gwinnett County Development Authority IDR
         (Price Companies Project, LOC
         NationsBank of Georgia) VRDB 3.700% (a)                                         2,600             2,600
                                                                                                       ---------

        --------------------------------------------------------------------------------------------------------
        ILLINOIS - 12.3%
        Chicago Economic Development Revenue (Crane
         Carton Project, LOC Northern
         Trust) VRDB 3.750%                                                                750               750
        Chicago Revenue (De La Salle Institute Project,
         LOC Northern Trust) VRDB 3.600%                                                 1,000             1,000
        Chicago Tax Increment Allocation
         (Stockyards, LOC Northern Trust)
         Series A VRDB 3.600%                                                            1,500             1,500
        Cook County School District No. 100 Berwyn South
         GO (FSA Insured) 8.200% 12/1/98                                                   375               381
        Illinois Development Finance Authority Sewage
         Facilities Revenue (Nutrasweet Project,
         gtd. by Monsanto) VRDB 3.800% (a)                                               4,300             4,300
        Illinois Development Finance Authority Solid Waste
         Disposal Revenue (Waste Management Project,
         LOC Chase Manhattan Bank) VRDB 3.550% (a)                                       2,000             2,000
        Illinois Health Facility Authority Revenue (University
         of Chicago Project) 3.750% Mandatory Put 11/4/98                                1,000             1,000
        Illinois Health Facility Authority Revenue
         (Swedish American Hospital Project,
         AMBAC Insured) 4.400% 11/15/98                                                    200               200

                       Investment Portfolio/June 30, 1998
        ---------------------------------------------------------------------------------------------------------
        MUNICIPAL SECURITIES - CONT.                                                       PAR             VALUE
        ---------------------------------------------------------------------------------------------------------
        ILLINOIS - CONT.
        Illinois Student Assistance Student Loan
         Revenue (LOC Bank of America
         of Illinois) Series 96A VRDB 3.650% (a)                                       $ 1,900           $ 1,900
        Jasper/Richland Counties Community Unit
         School District No. 1 GO (AMBAC Insured)
          4.100% 11/1/98                                                                   340               340
        Northbrook Park District GO 5.800% 11/1/98                                         800               805
        Quad Cities Regional Economic Development
         Authority Revenue (Steel Warehouse, LOC
         Bank One Indiana) VRDB 3.700% (a)                                               2,000             2,001
                                                                                                       ---------
                                                                                                          16,177
                                                                                                       ---------

        --------------------------------------------------------------------------------------------------------
        INDIANA - 7.9%
        Crawfordsville Economic Development Revenue
         (Pedcor Investments, Shady Knoll Project, LOC
         FHLB) VRDB 3.650% (a)                                                           1,567             1,567
        Franklin Economic Development Revenue
         (Pedcor Investments, LOC FHLB)
         VRDB 3.650% (a)                                                                 2,885             2,885
        Gary Environmental Improvement Revenue
         (U.S. Steel Project, LOC Bank of Nova Scotia)
         Floating Rate Note 3.700% Optional Put 7/15/98                                    500               500
        Indiana Municipal Power Agency Power
         Supply System Revenue Series B
         (MBIA Insured) 4.850% 1/1/99                                                      500               503
        Kokomo Economic Development Revenue (Village
         Community Partners IV Project, LOC
         FHLB) VRDB 3.650% (a)                                                           2,940             2,940
        La Porte County Economic Development Revenue
         (Pedcor Investments, Woodland Project, LOC
         FHLB) VRDB 3.650% (a)                                                           1,983             1,983
                                                                                                       ---------
                                                                                                          10,378
                                                                                                       ---------

        --------------------------------------------------------------------------------------------------------
        IOWA - 5.3%
        Clinton IDR (Sethness Products Project, LOC
         Northern Trust) VRDB 3.700% (a)                                                 4,000             4,000
        Iowa School Corporation Cash Anticipation Program
         Warrant Certificates (FSA Insured)
         Series 97-98B 4.250% 1/28/99                                                    1,000             1,004
         Series 98-99A 4.500% 6/25/99                                                    2,000             2,016
                                                                                                       ---------
                                                                                                           7,020
                                                                                                       ---------

        --------------------------------------------------------------------------------------------------------
        KANSAS - 0.6%
        Olathe IDR (Garmin International Project,
          LOC NationsBank) VRDB 3.900%  (a)                                                800               800
                                                                                                       ---------

                       Investment Portfolio/June 30, 1998
        --------------------------------------------------------------------------------------------------------
        KENTUCKY - 4.8%
        Clark County PCR (Eastern Kentucky Power
          Project, gtd. by National Rural Utilities
          Cooperative Finance) Series J-1
         Variable Rate 3.600% Optional Put 10/15/98                                 $    1,000         $   1,000
        Covington Industrial Building Revenue
         (White Castle Distributing, LOC Bank One)
         Series 1991 VRDB 3.700%  (a)                                                    3,560             3,560
        Shelby County Industrial Building Revenue
         (Roll Forming, LOC Bank One Kentucky)
          VRDB 3.700%  (a)                                                               1,730             1,730
                                                                                                       ---------
                                                                                                           6,290
                                                                                                       ---------

        --------------------------------------------------------------------------------------------------------
        LOUISIANA - 0.2%
        Terrebonne Parish Hospital Service District
         No. 1 (General Medical Center Project,
         AMBAC Insured) 4.000% 4/1/99                                                      320               320
                                                                                                       ---------

        --------------------------------------------------------------------------------------------------------
        MARYLAND - 1.3%
        Anne Arundel Economic Development Revenue
         (Baltimore Gas and Electric Project) Variable
          Rate 3.800% Mandatory Put 9/8/98 (a)                                           1,000             1,000
        Maryland State Community Development
         Administration Department of Housing and
         Community Development Single Family Program
         4.450% 4/1/99  (a)                                                                655               658
                                                                                                       ---------
                                                                                                           1,658
                                                                                                       ---------

        --------------------------------------------------------------------------------------------------------
        MICHIGAN - 2.1%
        Detroit School District GO 4.500% 7/1/99                                         1,000             1,008
        Lowell Michigan Area Schools GO 6.750% 5/1/99                                      225               230
        Michigan State Job Development Authority Revenue
         (Michigan Sugar, LOC Trust Company Bank)
         VRDB 3.600%                                                                     1,600             1,600
                                                                                                       ---------
                                                                                                           2,838
                                                                                                       ---------

        --------------------------------------------------------------------------------------------------------
        MISSOURI - 4.2%
        Jefferson County Industrial Development Authority
         IDR (GHF Holdings Project, LOC Bank One
         Indiana) Series A VRDB 3.700% (a)                                               3,945             3,945
        Kansas City Industrial Development Authority
         IDR (Lanter Project, LOC Harris Trust & Savings
         Bank) VRDB 3.700%                                                                 600               600
        St. Louis General Fund TRAN 4.500% 6/30/99                                       1,000             1,008
                                                                                                       ---------
                                                                                                           5,553
                                                                                                       ---------

                       Investment Portfolio/June 30, 1998
        --------------------------------------------------------------------------------------------------------
        MUNICIPAL SECURITIES - CONT.                                                       PAR             VALUE
        ---------------------------------------------------------------------------------------------------------
        MONTANA - 0.8%
        Montana State Board of Investment Revenue
         Series 1991 Variable Rate 3.600%
         Optional Put 3/1/99                                                           $ 1,000         $   1,000
                                                                                                       ---------

        --------------------------------------------------------------------------------------------------------
        NEW HAMPSHIRE - 0.9%
        New Hampshire Business Finance Authority
         Resource Recovery Revenue (Wheelabrator Concord,
         LOC Wachovia Bank) Series B VRDB 3.650% (a)                                     1,200             1,200
                                                                                                       ---------

        --------------------------------------------------------------------------------------------------------
        NEVADA - 0.5%
        Clark County GO TRAN Series 98B
          4.000% 11/1/98                                                                   670               671
                                                                                                       ---------

        --------------------------------------------------------------------------------------------------------
        NEW JERSEY - 0.4%
        Middlesex School District GO (FSA Insured)
          4.750% 4/15/99                                                                   250               252
        Pitman School District GO (FGIC Insured)
         4.800% 4/1/99                                                                     325               327
                                                                                                       ---------
                                                                                                             579
                                                                                                       ---------

        --------------------------------------------------------------------------------------------------------
        NEW YORK - 2.3%
        Batavia School District GO (FSA Insured)
          4.350% 6/15/99                                                                 1,639             1,649
        Nassau County GO Series S (AMBAC Insured)
          5.000% 3/1/99                                                                    715               720
        Oceanside Unified Free School District GO
         (FGIC Insured) 7.000% 6/15/99                                                     650               669
                                                                                                       ---------
                                                                                                           3,038
                                                                                                       ---------

        --------------------------------------------------------------------------------------------------------
        NORTH CAROLINA - 0.4%
        New Hanover County Industrial Facilities
         (Gang-Nail Systems Project, LOC Harris
         Trust & Savings Bank) VRDB 3.650%                                                 600               600
                                                                                                       ---------

        --------------------------------------------------------------------------------------------------------
        OHIO - 2.2%
        Hancock County Multi-Family Revenue
         (Pedcor Investments, Crystal Glen Apartments
         Project, LOC FHLB) VRDB 3.7500%  (a)                                              750               750
        Ohio Environmental Improvement Revenue
          (U.S. Steel Project, LOC Pittsburgh
          National Bank) VRDB 3.850%                                                       400               400

                       Investment Portfolio/June 30, 1998
        --------------------------------------------------------------------------------------------------------
        Ohio Housing Finance Agency Mortgage Revenue
         Series A-2
         3.800% 3/1/99 (gtd. by Trinity Funding GIC)  (a)                            $  1,500          $   1,500
         4.050% 9/1/98 (gtd. by GNMA)  (a)                                                155                155
        Ohio State Higher Educational Facility Revenue
         Series II-B (AMBAC Insured) 5.875% 12/1/98                                       140                141
                                                                                                       ---------
                                                                                                           2,946
                                                                                                       ---------

        --------------------------------------------------------------------------------------------------------
        OKLAHOMA - 0.4%
        Tulsa County Independent School District No. 9
         Union Board of Education GO 5.350% 5/1/99                                        500                506
                                                                                                       ---------

        --------------------------------------------------------------------------------------------------------
        PENNSYLVANIA - 2.3%
        Philadelphia TRAN Series 98-99A 4.250% 6/30/99                                  1,000              1,006
        Quakertown General Authority Revenue Series 96A
         (LOC PNC Bank) VRDB 3.000%                                                     2,088              2,088
                                                                                                       ---------
                                                                                                           3,094
                                                                                                       ---------

        --------------------------------------------------------------------------------------------------------
        PUERTO RICO - 0.4%
        Puerto Rico Municipal Finance Agency
         Series A 4.500% 7/1/98                                                           550                550
                                                                                                       ---------

        --------------------------------------------------------------------------------------------------------
        SOUTH CAROLINA - 2.5%
        Richland County Hospital Facilities Revenue
         Series B (South Carolina Baptist Hospital,
         AMBAC Insured) 6.200% 8/1/98                                                     250                250
        South Carolina Jobs Economic Development
         Authority IDR (Specialty Equipment Companies,
          LOC Bank of America) VRDB 3.700%  (a)                                         3,000              3,000
                                                                                                       ---------
                                                                                                           3,250
                                                                                                       ---------

        --------------------------------------------------------------------------------------------------------
        SOUTH DAKOTA - 0.8%
        Yankton IDR (Alumax Project, LOC Bank of
         America) VRDB 3.500%                                                           1,000              1,000
                                                                                                       ---------

        --------------------------------------------------------------------------------------------------------
        TENNESSEE - 4.4%
        Knoxville Waste Water System Revenue
         4.375% 4/1/99                                                                    610                613
        McMinn County Industrial Development Board
         IDR (Creative Fabrication Project, LOC NBD
         Bank) VRDB 3.750% (a)                                                          3,321              3,321
        Montgomery County Public Building Authority
          Pooled Financing Government Obligation Revenue
         (LOC NationsBank of Tennessee) VRDB 3.600%                                     1,900              1,900
                                                                                                       ---------
                                                                                                           5,834
                                                                                                       ---------

                       Investment Portfolio/June 30, 1998
        ---------------------------------------------------------------------------------------------------------
        MUNICIPAL SECURITIES - CONT.                                                       PAR             VALUE
        ---------------------------------------------------------------------------------------------------------
        TEXAS - 5.8%
        Bexar Metropolitan Water District Waterworks
         Revenue (MBIA Insured) 4.350% 5/1/99                                        $       300       $      301
        Everman Independent School District
         GO (gtd. by PSF) 4.550% 8/1/98                                                    1,000            1,001
        Galena Park Independent School District
         GO (gtd. by PSF) 4.500% 8/15/98                                                     100              100
        Haltom City GO (AMBAC Insured) 6.500% 2/1/99                                         300              305
        Haltom City Waterworks and Sewer Revenue
         (FSA Insured) 6.500% 2/1/99                                                         100              102
        Harris County Industrial Development Corp. IDR
         (Precision General Project, LOC Morgan
         Guaranty Trust) VRDB 3.700% (a)                                                   2,060            2,060
        Pasadena Independent School District GO
         (gtd. by PSF) 4.500% 2/15/99                                                        435              437
        Richardson Independent School District GO
          5.500% 2/15/99                                                                     740              747
        Texas TRAN Series 97A 4.750% 8/31/98                                               2,000            2,003
        Ysleta Independent School District GO
         (gtd. by PSF) 3.800% 8/15/98                                                        550              550
                                                                                                       ----------
                                                                                                            7,606
                                                                                                       ----------

        --------------------------------------------------------------------------------------------------------
        UTAH - 0.2%
        Utah Municipal Power System Revenue (Hunter
         Project, AMBAC Insured) 4.200% 7/1/99                                               250              251
                                                                                                       ----------

        --------------------------------------------------------------------------------------------------------
        VERMONT - 0.7%
        Vermont Educational & Health Buildings Financing
         Agency Revenue (Middlebury College Project) Series
         A Variable Rate 3.750% Optional Put 5/1/99                                          910              910
                                                                                                       ----------

        --------------------------------------------------------------------------------------------------------
        WASHINGTON - 7.0%
        Pierce County Washington School District No. 3
         Puyallup GO (FSA Insured) 3.650% 12/1/98                                            315              315
        Seattle Water System Revenue (MBIA Insured)
         4.400% 12/1/98                                                                      500              502
        Washington Housing Finance Commission
         Multi-Family Housing Revenue (Hamilton Place
         Senior Living Project, LOC U.S. Bank
         of Washington) Series A VRDB 3.750% (a)                                           1,140            1,140
        Washington State Public Power Supply System
         Nuclear Project No. 2 Series C
          7.200% 7/1/99                                                                    3,650            3,772

                       Investment Portfolio/June 30, 1998
        --------------------------------------------------------------------------------------------------------
        Yakima County Public Corporation IDR (John I. Haas
         Project, LOC Bayerische Vereinsbank)
         VRDB 3.800% (a)                                                             $     3,550       $    3,550
                                                                                                       ----------
                                                                                                            9,279
                                                                                                       ----------

        --------------------------------------------------------------------------------------------------------
        WEST VIRGINIA - 0.8%
        West Virginia School Building Authority
         Revenue (MBIA Insured)
         6.000% 7/1/98                                                                       1,000          1,000
                                                                                                       ----------

        --------------------------------------------------------------------------------------------------------
        WISCONSIN - 14.0%
        Carlton PCR (Wisconsin Power &
         Light Project) VRDB 3.650% (a)                                                      6,500          6,500
        Chase IDR (Belgioioso Cheese Project, LOC
         Bank One Wisconsin) VRDB 3.700% (a)                                                 1,000          1,000
        Fond Du Lac IDR (Brenner Tank Project,
         LOC Bank One Wisconsin) VRDB 3.700% (a)                                             2,355          2,355
        Fox Lake Redevelopment Authority IDR
         (Karavan Trailers Project, LOC Bank One
         Wisconsin) VRDB 3.700% (a)                                                          1,600          1,600
        Hamilton School District GO 4.000% 4/1/99                                              415            415
        Holland IDR (White Clover Dairy Project,
         LOC Bank One Wisconsin) VRDB 3.700% (a)                                             2,275          2,275
        Kenosha IDR (Monarch Plastics Project, LOC
         Bank One Wisconsin) VRDB 3.700%  (a)                                                2,090          2,090
        Oak Creek IDR (McAdams Graphics Project,
         LOC Bank One Wisconsin) VRDB 3.700% (a)                                             1,600          1,600
        Sheboygan County GO Promissory Notes
         3.750% 11/1/98                                                                        200            200
        Wisconsin State Clean Water Revenue Series 1
          4.200% 6/1/99                                                                        500            503
                                                                                                       ----------
                                                                                                           18,538
                                                                                                       ----------

        TOTAL MUNICIPAL SECURITIES - 102.6% (b)
         (Amortized cost $135,481)                                                                        135,481
                                                                                                       ----------

        OTHER ASSETS & LIABILITIES, NET - (2.6)%                                                           (3,463)
        ---------------------------------------------------------------------------------------------------------

        NET ASSETS - 100.0%                                                                            $  132,018
                                                                                                       ----------

                       Investment Portfolio/June 30, 1998

     Notes to Portfolio of Investments

     (a) These securities are subject to federal alternative minimum tax. At June 30, 1998, these securities represented 64.1 percent of net assets.

     (b) At June 30, 1998, the cost of investments for financial reporting and federal income tax purposes was identical.

          Variable rate demand bonds (VRDB) are securities whose yields are periodically reset at levels that are generally comparable to tax-exempt commercial paper. These securities are payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit or line of credit from a major bank.

                       Acronym                        Name
                         LOC                Letter or Line of Credit
                          GO                General Obligation
                        TRAN                Tax & Revenue Anticipation Note
                         IDR                Industrial Development Bond
                         PCR                Pollution Control Bond


        See notes to financial statements.

                      SR&F MUNICIPAL MONEY MARKET PORTFOLIO
                        STATEMENT OF ASSETS & LIABILITIES
                                  JUNE 30, 1998

        (in thousands)
        ASSETS
        Investments at amortized cost
$135,481

        Receivable for:
          Investments sold
$1,173
          Interest                                                   927
2,100
                                                                             --------
            Total Assets
137,581


        LIABILITIES
        Payable for investments purchased
5,477
        Payable to investment adviser
32
        Other liabilities
54
                                                                  ------
            Total Liabilities
5,563
                                                                             --------

        NET ASSETS applicable to investors' beneficial interests
$132,018
                                                                             ========

                             STATEMENT OF OPERATIONS
                        FOR THE YEAR ENDED JUNE 30, 1998

        (in thousands)
        INVESTMENT INCOME
        Interest income
$5,382

        EXPENSES
        Management fee
$359
        Accounting fees
27
        Audit and legal fees
18
        Trustees' fees
15
        Custodian fees
7
        Other                                                         65
491
                                                                  ------       ------
               Net Investment Income
$4,891
                                                                               ======

        See notes to financial statements.

                      SR&F MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS


        (in thousands)                                            Year ended June
30
                                                               -----------------------
        INCREASE (DECREASE) IN NET ASSETS                        1998
1997
        Operations:
        Net investment income                                 $  4,891      $
4,728
                                                              --------      --------
        Transactions in investors'
        beneficial interests:
        Contributions                                           80,237
118,114
        Withdrawals                                            (92,038)
(126,842)
                                                              --------      --------
           Net transactions in
investors'
           beneficial interest                                 (11,801)
(8,728)
                                                              --------      --------
             Net decrease in net assets                         (6,910)
(4,000)

        NET ASSETS
        Beginning of period                                    138,928
142,928
                                                              --------      --------
        End of period                                         $132,018
$138,928
                                                              ========      ========


                              FINANCIAL HIGHLIGHTS

                                                                      Period
ended
                                              Year ended June 30       June 30
(a)
                                             ---------------------    ------------
        RATIOS TO AVERAGE                    1998            1997
1996
        NET ASSETS

        Expenses                             0.34%           0.32%       0.30%
(b)
        Net investment income                3.41%           3.36%       3.50%
(b)


        (a) The Portfolio commenced operations September 28, 1995.
        (b) Annualized.



        See notes to financial statements.

                              SR&F MUNICIPAL MONEY MARKET PORTFOLIO
                                  NOTES TO FINANCIAL STATEMENTS
                                          JUNE 30, 1998

     NOTE 1. ORGANIZATION OF THE SR&F MUNICIPAL MONEY MARKET PORTFOLIO
     SR&F Municipal Money Market Portfolio (the "Portfolio") is a separate series of SR&F Base Trust, a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Declaration of Trust permits the Trustees to issue non-transferable interests in the portfolio. The investment objective of the Portfolio is to seek maximum current tax-free income consistent with capital preservation and maintenance of liquidity.

     The Portfolio allocates income, expenses and realized gains and losses to each investor on a daily basis, based on their respective percentage of ownership. At June 30, 1998, Stein Roe Municipal Money Market Fund and Colonial Municipal Money Market Fund owned 86.7 percent and 13.3 percent, respectively, of the Portfolio.

     NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES
     The following summarizes the significant accounting policies of the Portfolio. These policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

     INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:
     Investment transactions are accounted for on trade date. Interest income, including discount accretion and premium amortization, is recorded daily on the accrual basis. Realized gains or losses from investment transactions are reported on an identified cost basis.

     INVESTMENT VALUATIONS:
     All securities are valued as of June 30, 1998. Municipal securities are valued at amortized cost, which approximates market value. This method involves valuing an instrument at cost on the purchase date and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument and does not take into account unrealized securities gains or losses. In the event that a deviation of .50 of 1 percent or more exists between the Fund's $1.00 per-share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market quotations, the Board of Trustees would consider what action, if any, should be taken. Other assets are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

     FEDERAL INCOME TAXES:
     No provision is made for federal income taxes because the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on their respective percentages of ownership.

                   Notes to Financial Statements/June 30, 1998
                   -------------------------------------------

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES - CONT.
--------------------------------------------------------------------------------
OTHER INFORMATION:
A maturity date is not shown for municipal securities bearing variable or floating interest rates that are adjusted periodically to minimize fluctuations in the value of such securities. All amounts are shown in thousands.

NOTE 3.  PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
The Portfolio invests in municipal securities including, but not limited to, general obligation bonds, revenue bonds and escrowed bonds (which are bonds that have been refinanced, the proceeds of which have been invested in U.S. Government or agency obligations and set aside to pay off the original issue at the first call date or maturity). The Portfolio's investments included certain municipal securities that were insured by private insurers who guarantee the payment of principal and interest in the event of default.

The Portfolio's investments included certain short-term securities that were backed by bank letters of credit used to provide liquidity to the issuer and/or additional security in the event of default by the issuer. At June 30, 1998,
60.7 percent of the Portfolio's investments were backed by bank letters of credit. See the portfolio of investments for additional information on portfolio composition.

NOTE 4. TRUSTEES FEES AND TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------
The Portfolio pays a monthly management fee to Stein Roe & Farnham Incorporated (the "Adviser"), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company, for its services as investment adviser and manager. The management fee for the Portfolio is computed at an annual rate of .25 of 1 percent of average daily net assets. The Adviser also provides accounting services.

Certain officers and trustees of the Trust are also officers of the Adviser. Compensation is paid to trustees not affiliated with the Adviser. No remuneration was paid to any other trustee or officer of the Trust for the year ended June 30, 1998.

NOTE 5.  SHORT-TERM DEBT
--------------------------------------------------------------------------------
To facilitate portfolio liquidity, the Portfolio maintains borrowing arrangements under which it can borrow against Portfolio securities. There were no borrowings by the Portfolio during the year ended June 30, 1998.

                         REPORT OF INDEPENDENT AUDITORS

            TO THE HOLDERS OF INVESTORS' BENEFICIAL INTERESTS OF SR&F
                MUNICIPAL MONEY MARKET PORTFOLIO AND THE BOARD OF
                         TRUSTEES OF THE SR&F BASE TRUST

         We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of SR&F Municipal Money Market Portfolio as of June 30, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal periods since 1996. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

         We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of SR&F Municipal Money Market Portfolio at June 30, 1998, and the results of its operations, the changes in its net assets, and the financial highlights for the fiscal periods referred to above, in conformity with generally accepted accounting principles.


                                                               Ernst & Young LLP
      Chicago, Illinois
      August 7, 1998

                      COLONIAL MUNICIPAL MONEY MARKET FUND
                        STATEMENT OF ASSETS & LIABILITIES
                                  JUNE 30, 1998

     (in thousands except for per share amounts)
     ASSETS
     Investment in SR&F Municipal Money Market
       Portfolio                                                                     $     17,557
     Receivable for:
       Fund shares sold                                                    $ 322
       Expense reimbursement due
         from Administrator                                                   11
     Other                                                                     6             339
                                                                           -----     -----------
         Total Assets                                                                     17,896

     LIABILITIES
     Payable for:
       Distributions                                                          43
       Fund shares repurchased                                                 9
     Accrued:
       Deferred Trustees fees                                                  1
     Other                                                                     8
                                                                           -----
         Total Liabilities                                                                    61
                                                                                    ------------

     NET ASSETS                                                                     $     17,835
                                                                                    ------------

     Net asset value:
     Class A ($16,389/16,392)                                                       $       1.00
                                                                                    ------------
     Class B ($1,270/1,270)                                                         $       1.00 (a)
                                                                                    --- --------
     Class C ($176/176)                                                             $       1.00 (a)
                                                                                    ------------


     COMPOSITION OF NET ASSETS
     Capital paid in                                                                $     17,836
     Accumulated net realized loss                                                            (1)
                                                                                    ------------
                                                                                    $     17,835
                                                                                    ------------




     (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

     See notes to financial statements.

                      COLONIAL MUNICIPAL MONEY MARKET FUND
                             STATEMENT OF OPERATIONS
                        FOR THE YEAR ENDED JUNE 30, 1998

     (in thousands)
     INVESTMENT INCOME
     Interest income from
         SR&F Municipal Money Market Portfolio                                        $ 749
     Expenses allocated from
         SR&F Municipal Money Market Portfolio                                          (68)
                                                                                      -----
                                                                                        681
     EXPENSES
     Administration fee                                                     $ 50
     Service fee - Class B                                                     3
     Service fee - Class C                                                   (a)
     Distribution fee - Class B                                                5
     Distribution fee - Class C                                              (a)
     Transfer agent                                                           46
     Bookkeeping fee                                                          18
     Trustees fee                                                              9
     Audit fee                                                                12
     Legal fee                                                                 6
     Registration fee                                                         60
     Reports to shareholders                                                  13
     Other                                                                     7
                                                                           -----
                                                                             229
     Fees and expenses waived or borne
       by the Administrator                                                 (139)
     Fee waived by the Distributor - Class C                                  (a)        90
                                                                           -----      -----

            Net Investment Income                                                     $ 591
                                                                                      -----




     (a) Rounds to less than one.


     See notes to financial statements.

                      COLONIAL MUNICIPAL MONEY MARKET FUND

                       STATEMENT OF CHANGES IN NET ASSETS

     (in thousands)                                      Year ended June 30
                                                   ----------------------------
INCREASE (DECREASE) IN                                 1998(a)            1997
  NET ASSETS
Operations:
Net investment income                              $    591           $    587
                                                   --------           --------
Distributions:
From net investment income - Class A                   (560)              (554)
In excess of net investment income - Class A           --                   (1)
From net investment income - Class B                    (26)               (34)
In excess of net investment income - Class B           --                   (b)
From net investment income - Class C                     (3)              --
                                                   --------           --------
                                                          2                 (2)
Fund Share Transactions:
Receipts for shares sold - Class A                   17,953             38,030
Value of distributions  reinvested - Class A            449                496
Cost of shares  repurchased - Class A               (20,465)           (39,750)
                                                   --------           --------
                                                     (2,063)            (1,224)
                                                   --------           --------
Receipts for shares sold - Class B                    2,475              9,278
Value of distributions  reinvested - Class B             22                 22
Cost of shares repurchased - Class B                 (2,430)            (9,332)
                                                   --------           --------
                                                         67                (32)
                                                   --------           --------
Receipts for shares sold - Class C                      333               --
Value of distributions  reinvested - Class C              3               --
Cost of shares repurchased - Class C                   (160)              --
                                                   --------           --------
                                                        176               --
                                                   --------           --------
 Net Decrease from Fund
   Share Transactions                                (1,820)            (1,256)
                                                   --------           --------
        Total Decrease                               (1,818)            (1,258)
NET ASSETS
Beginning of period                                  19,653             20,911
                                                   --------           --------
End of period (net of overdistributed
  net investment income of $0 and $2,
  respectively)                                    $ 17,835           $ 19,653
                                                   --------           --------


     (a) Class C shares were initially offered on August 1, 1997.
     (b) Rounds to less than one.

     Statement of Changes in Net Assets continued on following page. See notes to financial statements.

                   STATEMENT OF CHANGES IN NET ASSETS - CONT.

     (in thousands)
                                                      Year ended June 30
                                                      ------------------
     NUMBER OF FUND SHARES                           1998(a)        1997
Sold - Class A                                       17,954         38,030
Issued for distributions reinvested - Class A           449            496
Repurchased - Class A                               (20,465)       (39,750)
                                                    -------        -------
                                                     (2,062)        (1,224)
                                                    -------        -------
Sold - Class B                                        2,475          9,278
Issued for distributions reinvested - Class B            22             22
Repurchased - Class B                                (2,430)        (9,332)
                                                    -------        -------
                                                         67            (32)
                                                    -------        -------
Sold - Class C                                          333           --
Issued for distributions reinvested - Class C             3           --
Repurchased - Class C                                  (160)          --
                                                    -------        -------
                                                        176           --
                                                    -------        -------

     (a) Class C shares were initially offered on August 1, 1997.



     See notes to financial statements.

          COLONIAL MUNICIPAL MONEY MARKET FUND
                 NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 1998

     NOTE 1. ACCOUNTING POLICIES
     --------------------------------------------------------------------------
     ORGANIZATION: Colonial Municipal Money Market Fund (the Fund), a series of Colonial Trust IV, is a non-diversified portfolio of a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invests all of its investable assets in interests in the SR&F Municipal Money Market Portfolio (the Portfolio), a Massachusetts common trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (13.3% at June 30, 1998). The performance of the Fund is directly affected by the performance of the Portfolio.

     The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B, and Class C shares. Class B shares are identical to Class A shares except for an annual service and distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Effective August 1, 1997, the Fund began offering Class C shares which are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual service and distribution fee.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION AND TRANSACTIONS: Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

     DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class B and Class C service and distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

                   Notes to Financial Statements/June 30, 1998
     ---------------------------------------------------------------------------
     NOTE 1. ACCOUNTING POLICIES - CONT.
     ---------------------------------------------------------------------------
     Class B and Class C per share data and ratios are calculated by adjusting the net investment income per share data and ratios for the Fund for the entire period by the service fee and distribution fee applicable to Class B and Class C shares only.

     FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

     DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records distributions daily and pays monthly.

     NOTE 2.  FEES AND COMPENSATION PAID TO AFFILIATES
     ---------------------------------------------------------------------------
     ADMINISTRATOR: Colonial Management Associates, Inc. (the Administrator) provides accounting and other services and office facilities for a monthly fee equal to 0.25% annually of the Fund's average net assets.

     BOOKKEEPING FEE: The Administrator provides bookkeeping and pricing services for $18,000 per year plus 0.0233% of the Fund's average net assets over $50 million.

     TRANSFER AGENT: Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of the Administrator, provides shareholder services for a monthly fee equal to 0.20% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses.

     UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Liberty Funds Distributor, Inc., formerly Liberty Financial Investments, Inc. (the Distributor), an affiliate of the Administrator, is the Fund's principal underwriter. During the year ended June 30, 1998, the Fund has been advised that the Distributor received contingent deferred sales charges (CDSC) of $9,350 and none on Class B and Class C redemptions, respectively.

     The Fund has adopted a 12b-1 plan which requires the payment of a service fee to the Distributor equal to 0.25% annually of Class B and Class C net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it does not exceed 0.15% annually.

     The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

                   Notes to Financial Statements/June 30, 1998
-------------------------------------------------------------------------------

     EXPENSE LIMITS: The Administrator has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (inclusive of the Fund's proportionate share of the Portfolio's expenses and exclusive of service and distribution fees, commissions, taxes, and extraordinary expenses, if any) exceed 0.75% annually of the Fund's average net assets.

     OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Administrator.

     The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

     NOTE 3.  OTHER RELATED PARTY TRANSACTIONS
     ---------------------------------------------------------------------------
     At June 30, 1998, one shareholder owned 14% of the Fund's shares outstanding.

                      COLONIAL MUNICIPAL MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS


         Selected data for a share of each class outstanding throughout each period are as follows:


                                                                          Year ended June 30
                                                       ----------------------------------------------------
                                                                               1998
                                                            Class A            Class B          Class C (b)
                                                       ----------------------------------   ---------------

Net asset value - Beginning of period                  $         1.000     $        1.000     $      1.000
                                                       ---------------     --------------     ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)(c)                                     0.030              0.023            0.024(d)
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                      (0.030)            (0.023)          (0.024)
                                                       ---------------     --------------     ------------
Net asset value -
   End of period                                       $         1.000     $        1.000     $      1.000
                                                       ===============     ==============     ============
Total return (e)(f)                                              3.03%              2.31%             2.40%(g)(h)
                                                       ===============     ==============     ============
RATIOS TO AVERAGE NET ASSETS
Expenses (c)                                                     0.75%              1.48%            1.15%(d)(i)
Fees and expenses waived or
   borne by the
   Administrator (c)                                             0.70%              0.70%            0.70%(i)
Net investment income (c)                                        3.02%              2.29%            2.62%(d)(i)
Net assets at end
  of period (000)                                      $       16,389      $       1,270     $        176

(a)  Net of fees and expenses waived or borne by
       the Administrator
       which amounted to:                              $        0.007     $        0.007     $      0.007


         (b) Class C shares were initially offered on August 1, 1997. Per share amounts reflect activity from that date.

         (c) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of SR&F Municipal Money Market Portfolio.

         (d) Net of fees waived by the Distributor which amounted to $0.005 per share and 0.60% (annualized).

         (e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

         (f) Had the Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

         (g) Had the Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

         (h)      Not annualized.

         (i)      Annualized.

                      COLONIAL MUNICIPAL MONEY MARKET FUND
                          FINANCIAL HIGHLIGHTS - CONT.


      Selected data for a share of each class outstanding throughout each period are as follows:


                                                                                     Year ended June 30

-------------------------------------------------------------------------------

                                                                          1997
1996(b)
                                                         Class A               Class B                 Class
A               Class B
                                                         -------               -------
-------               -------

Net asset value - Beginning of period              $         1.000        $     1.000        $         1.000
$     1.000
                                                   ---------------        -----------        ---------------
-----------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                                    0.029(d)           0.021(d)
0.030(d)           0.020(d)
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                  (0.029)            (0.021)
(0.030)            (0.020)
                                                   ---------------        -----------        ---------------
-----------


Net asset value -
   End of period                                   $         1.000        $     1.000        $         1.000
$     1.000
                                                   ===============        ===========        ===============
===========

Total return (e)(f)                                          2.98%              2.12%
3.04%              2.02%
                                                   ================       ============        ===============
============
RATIOS TO AVERAGE NET ASSETS
Expenses                                                     0.75%(d)           1.66%(d)
0.75%(d)           1.75%(d)
Fees and expenses waived or
  borne by the Adviser/
  Administrator                                              0.46%(d)           0.46%(d)
0.84%(d)           0.84%(d)
Net investment income                                        2.94%(d)           2.03%(d)
3.00%(d)           2.00%(d)
Net assets at end
  of period (000)                                  $       18,450         $    1,203         $       19,676
$    1,235


(a) Net of fees and expenses waived or borne by
      the Adviser/Administrator
      which amounted to:                           $         0.005        $     0.005        $         0.008
$     0.008


         (b) Effective September 28, 1995, SR&F became the investment Adviser of the Fund.

         (c) The Fund changed its fiscal year end from November 30 to June 30 in 1995.

         (d) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of SR&F Municipal Money Market Portfolio.

         (e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

         (f) Had the Adviser/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

         (g)      Not annualized.

         (h)      Annualized.

                      COLONIAL MUNICIPAL MONEY MARKET FUND
                          FINANCIAL HIGHLIGHTS - CONT.





                                   Period ended                               Year ended
                                    June 30(c)                                 November 30
                           --------------------------------         ------------------------------------

                                         1995                                       1994
                           Class A                 Class B          Class A                      Class B
                           -------                 -------          -------                      -------
                            $ 1.000                 $ 1.000           $ 1.000                    $ 1.000
                            -------                 -------           -------                     ------


                              0.018                   0.012             0.020                      0.010

                             (0.018)                 (0.012)           (0.020)                    (0.010)
                            -------                 -------          --------                     ------

                            $ 1.000                 $ 1.000           $ 1.000                    $ 1.000
                            -------                 -------           -------                     -------
                               1.80%(g)                1.20%(g)          2.00%                      1.01%
                            -------                 -------           -------                     -------


                               0.75%(h)                1.75%(h)          0.60%                      1.60%


                               0.36%(h)                0.36%(h)          0.59%                      0.59%
                               3.05%(h)                2.05%(h)          2.05%                      1.05%

                           $ 24,675                 $ 3,111          $ 28,808                    $ 3,867




                            $ 0.002                 $ 0.002          $  0.006                    $ 0.006

                      COLONIAL MUNICIPAL MONEY MARKET FUND
                          FINANCIAL HIGHLIGHTS - CONT.


        Selected data for a share of each class outstanding throughout each period are as follows:

                                                                 Year ended
                                                                 November 30
                                                      ---------------------------------

                                                                     1993
                                                           Class A           Class B
                                                           -------           -------
     Net asset value -
   Beginning of period                                $         1.000      $     1.000
                                                      ---------------      -----------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                                       0.017            0.009
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                     (0.017)          (0.009)
                                                      ---------------      -----------
Net asset value -
   End of period                                      $         1.000          $ 1.000
                                                      ---------------      -----------
Total return (b)(c)                                              1.73%            0.93%
                                                      ---------------      -----------

RATIOS TO AVERAGE NET ASSETS
Expenses                                                         0.75%            1.75%
Fees and expenses waived or
  borne by the Adviser                                           0.50%            0.50%
Net investment income                                            1.69%            0.69%
Net assets at end
  of period (000)                                     $        18,618       $      908


(a) Net of fees and expenses waived or borne by
    the Adviser which amounted to:                    $         0.005       $    0.005

(b) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(c) Had the Adviser not waived or reimbursed a portion of expenses total return would have been reduced.

           REPORT OF INDEPENDENT ACCOUNTANTS

           TO THE TRUSTEES OF COLONIAL TRUST IV AND THE SHAREHOLDER OF
              COLONIAL MUNICIPAL MONEY MARKET FUND

      In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial Municipal Money Market Fund (the "Fund") (a series of Colonial Trust IV) at June 30, 1998, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at June 30, 1998 by correspondence with the custodian provides a reasonable basis for the opinion expressed above.






      PricewaterhouseCoopers LLP
      Boston, Massachusetts
      August 11, 1998

                              HOW TO REACH COLONIAL
                               BY PHONE OR BY MAIL
BY TELEPHONE
CUSTOMER CONNECTION - 1-800-345-6611
For 24-hour account information, call from your touch-tone phone. (Rotary callers will be automatically connected to a representative during business hours.) A recorded message will guide you through the menu:

For fund prices, dividends and capital gains information ..........   press 1

For account information ...........................................   press 2

To speak to a service representative ..............................   press 3

For yield and total return information ............................   press 4

For duplicate statements or new supply of checks ..................   press 5

To order duplicate tax forms and year-end statements ..............   press 6
(February through May)

To review your options at any time during your call ...............   press *

To speak with a shareholder services representative about your account, call Monday to Friday, 8:00 a.m. to 8:00 p.m. ET, and Saturdays from February through mid-April, 10:00 a.m. to 2:00 p.m. ET.

COLONIAL TELEPHONE TRANSACTION DEPARTMENT - 1-800-422-3737

To purchase, exchange or sell shares by telephone, call Monday to Friday, 9:00 a.m. to 7:00 p.m. ET. Transactions received after the close of the New York Stock Exchange will receive the next business day's closing price.

LITERATURE - 1-800-426-3750

To request literature on any fund distributed by Liberty Funds Distributor, call Monday to Friday, 8:30 a.m. to 6:30 p.m. ET.

BY MAIL
COLONIAL INVESTORS SERVICE CENTER, INC.
P.O. BOX 1722
BOSTON, MA 02105-1722

                     IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial Municipal Money Market Fund is:

Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, MA 02105-1722
1-800-345-6611


Colonial Municipal Money Market Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.


This report has been prepared for shareholders of Colonial Municipal Money Market Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of Liberty Funds Distributor's Performance Update.

                                    TRUSTEES

ROBERT J. BIRNBAUM
Consultant (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.; President, American Stock Exchange, Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis, & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President - Operations, The Rockport Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Partner, Development Capital, L.L.C. (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

ROBERT L. SULLIVAN
Retired Partner, KPMG Peat Marwick LLP (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)



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